Earnings Per Share - Summary Of Weighted Average Number Of Diluted Common Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Jan. 01, 2020
Statement [Line Items]
Outstanding shares	217,582,152	71,327,153	356,635,765	365,682,240
Effect of treasury shares	(360,999)	(1,705,085)
Effect of Spin-off	(23,513,174)
Adjusted weighted average number of common shares outstanding	332,917,848	364,041,895
Share Option [member]
Statement [Line Items]
Adjusted weighted average number of common shares outstanding	156,256	64,740